Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016	Jul. 01, 2015
Business Acquisition [Line Items]
Goodwill	$ 58,964		$ 68,656
Shannon Systems
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash				$ 1,904
Accounts receivable, net				946
Inventories				2,624
Other current assets				288
Property and equipment				71
Goodwill				33,204
Identifiable intangible assets				8,381
Accounts payable				(644)
Accrued expenses and other current liabilities				(1,209)
Net assets acquired				$ 45,565
Bigtera
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash		$ 78
Accounts receivable, net		380
Other current assets		14
Property and equipment		15
Goodwill		625
Identifiable intangible assets		4,736
Accounts payable		(436)
Accrued expenses and other current liabilities		(748)
Net assets acquired		$ 4,664